Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of Loss Attributable to Ordinary Shareholders

	SIX MONTHS ENDED JUNE 30,
Loss attributable to ordinary and common shareholders:	2022		2023
	BASIC	DILUTED	BASIC	DILUTED
Loss for the year, attributable to equity holders of the parent	$(203,707)	$(203,707)	$(93,949)	$(93,949)
Loss attributable to ordinary and common shareholders	(203,707)	(203,707)	(93,949)	(93,949)

Weighted-average number of ordinary and common shares:
	BASIC	DILUTED	BASIC	DILUTED
Issued ordinary shares at January 1	252,804,218	252,804,218	318,546,266	318,546,266
Effect of shares issued	1,141,056	1,141,056	297,308	297,308
Weighted-average number of ordinary and common shares	253,945,274	253,945,274	318,843,574	318,843,574

Loss per share:
	BASIC	DILUTED	BASIC	DILUTED
Loss per share	$(0.80)	$(0.80)	$(0.29)	$(0.29)

Schedule of Computation of Diluted Net loss Per Share Attributable to Ordinary Shareholders and Common Shareholders	The Company excluded the following potential A Ordinary shares and common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders and common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	SIX MONTHS ENDED JUNE 30,
	2022	2023
Options to purchase A Ordinary and Common shares	93,531,062	96,725,897
Convertible Debt (as converted to common shares)	—	6,126,554
Warrants to purchase A Ordinary shares	5,373,170	5,373,118
Warrants to purchase common shares	7,828,251	13,578,241
	106,732,483	121,803,810